Income tax expenses- General (Details) ¥ in Millions, $ in Millions	12 Months Ended							36 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2012	Mar. 31, 2018
Composition of income tax expenses
Current income tax expense	¥ 24,005		¥ 18,750	¥ 17,223
Deferred taxation	(3,443)	$ (486)	(2,197)	976
Income tax expenses	¥ 20,562	$ 2,904	¥ 16,553	¥ 18,199
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Total tax adjustments	¥ 4,144		¥ 4,656	¥ 2,295
Undistributed earnings intended to be invested indefinitely in the PRC	¥ 107,200		¥ 49,700
Cayman Islands
Composition of income tax expenses
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%
PRC
Composition of income tax expenses
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Withholding income tax rate on dividends declared by PRC companies to their foreign investors (as a percent)	10.00%	10.00%
Lower withholding income tax rate on dividends declared by PRC companies to foreign investors with certain criteria met (as a percent)	5.00%	5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)	25.00%	25.00%
PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Software Enterprise
Composition of income tax expenses
Period of full exemption from income tax	2 years	2 years
Reduction in preferential tax rate during subsequent three years (as a percent)	50.00%	50.00%
Period of 50% reduction to income tax rate	3 years	3 years
PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)	10.00%	10.00%
Alibaba China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)				15.00%	15.00%	15.00%
Alibaba China | PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)								10.00%
Taobao China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)				15.00%	15.00%	15.00%
Taobao China | PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)				10.00%	10.00%	10.00%
Tmall China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)			15.00%
Preferential tax rate (as a percent)						12.50%
Tmall China | PRC | Software Enterprise
Composition of income tax expenses
Period of full exemption from income tax							2 years
Reduction in preferential tax rate during subsequent three years (as a percent)							50.00%
Period of 50% reduction to income tax rate							3 years
Tmall China | PRC | Key Software Enterprise
Composition of income tax expenses
Enterprise income tax rate (as a percent)				15.00%	15.00%	12.50%
Preferential tax rate (as a percent)				10.00%	10.00%	10.00%